Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans

Note 9 – Employee Benefit Plans

The Company sponsors a defined contribution plan. This plan covers employees who are at least 18 years of age and have completed a 6-month time period of employment. Employees are eligible to participate in the plan on the first day of the plan year month coinciding with the date in which the employee satisfies the eligibility requirements. The plan provides for the option of employee contributions up to statutory limits, of which we match up to 4% of the employees contributions, at a rate of 100% on the first 3% and 50% on the next 2%. Company contributions to the plan totaled approximately $1.0 million, $0.8 million, and $0.4 million, for each of the years ended December 31, 2015, 2014, and 2013, respectively.

In 2006, the Company adopted the Blue Buffalo Company, Ltd. Phantom Equity Plan (“Growth Plan”) under which selected employees were granted “growth units.” Growth units were valued at $1 at inception of the Growth Plan and had fluctuated in value in proportion to the Company’s revenue growth year-over-year. All growth unit grants were at the discretion of the Company’s Board of Directors and vested over a three year term from the date of grant. The vested units were payable in cash over a four year term upon termination of employment, subject to modification at the discretion of management. There were 100,000 units authorized under the Growth Plan.

In March 2012, the Board of Directors amended the Growth Plan to: (i) accelerate the vesting of all unvested units previously granted, (ii) freeze the value of the growth units and the Growth Plan, (iii) provide for full payment of the frozen value of the units to participants in the form of quarterly installments ending on June 30, 2016, and (iv) terminate the Growth Plan. As of December 31, 2015 and December 31, 2014, the remaining obligations under this plan were approximately $0.7 million and $2.0 million (approximates present value), respectively, and are included in other current and long-term liabilities on the accompanying consolidated balance sheets.

As of December 31, 2015 and 2014, there were 96,667 growth units outstanding, all of which were fully vested as of December 31, 2012. During 2015 and 2014, there were no new grants of growth units or forfeitures. The Company recorded a deferred compensation expense of $19,000 for the year ended December 31, 2015, deferred compensation expense of $0.1 million for the year ended December 31, 2014, and a deferred compensation benefit of $0.2 million for the year ended December 31, 2013.